LEASES	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
LEASES	LEASES
Lessee Leases
Pembina enters into arrangements to secure access to assets necessary for operating the business. Leased (right-of-use) assets include terminals, rail, buildings, land and other assets. Total cash outflows related to leases were $106 million for the year ended December 31, 2023 (2022: $117 million).
Right-of-Use Assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2022	168	177	143	93	581
Additions and adjustments	26	—	1	(10)	17
Disposals and other	—	2	—	—	2
Depreciation	(18)	(37)	(17)	(10)	(82)
Balance at December 31, 2022	176	142	127	73	518
Additions and adjustments	—	39	1	40	80
Depreciation	(18)	(35)	(15)	(7)	(75)
Balance at December 31, 2023	158	146	113	106	523
Lessor Leases
Pembina has entered into contracts for the use of its assets that have resulted in lease treatment for accounting purposes. Assets under operating leases include pipelines, terminals and storage assets. See Note 7 for carrying value of property, plant and equipment under operating leases. Assets under finance leases include pipelines, terminals, and storage assets.
Maturity of Lease Receivables

As at December 31	2023		2022
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	208	39	213	40
One to two years	180	32	193	42
Two to three years	167	31	170	32
Three to four years	158	31	168	32
Four to five years	147	31	162	31
More than five years	687	326	834	294
Total undiscounted lease receipts	1,547	490	1,740	471
Unearned finance income on lease receipts		(266)		(256)
Discounted unguaranteed residual value		19		16
Finance lease receivable		243		231
Less current portion(1)		(13)		(12)
Total non-current		230		219
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.